GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 29,660,232		$ 29,493,398		$ 29,493,398
Intangible assets, amount	265,000		287,500
Amortization expense for intangible assets	$ 22,500	$ 0	$ 12,500	$ 0